Taxation (Tables)	12 Months Ended
Dec. 31, 2012
Taxation
Schedule of increase to net income resulting from the combined effects of EIT exemptions and tax rate reductions

The following table presents the increase to net income resulting from the combined effects of EIT exemptions and tax rate reductions enjoyed by the Group for the years ended December 31, 2010, 2011 and 2012 (in thousands except per share data):

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Aggregate amount of EIT exemptions and tax rate reductions	376,720	559,032	503,045
Earnings per share effect, basic	0.12	0.17	0.15
Earnings per share effect, diluted	0.12	0.17	0.15

Schedule of component of income tax expenses

The following table sets forth the component of income tax expenses of the Company for the years ended December 31, 2010, 2011 and 2012 (in thousands):

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Current tax expense	335,827	435,198	723,210
Deferred tax expense (benefit)	8,619	(42,442)	(31,568)
Income tax expenses	344,446	392,756	691,642

Schedule of reconciliation of the differences between the statutory income tax rate and the Company's effective income tax rate

	For the year ended December 31,
	2010	2011	2012
	%	%	%
Statutory income tax rate	25.0	25.0	25.0
Permanent differences	0.1	(0.1)	(1.0)
Effect due to overseas tax-exempt entities	2.1	1.4	1.2
Effect of lower tax rate applicable to Software Enterprises, Key Software Enterprise and HNTEs	(12.9)	(15.5)	(11.8)
Change in valuation allowance	(0.9)	1.8	1.9
Income tax refund	—	(1.0)	—
Withholding income tax accrued for dividend (Note 11(d))	—	—	0.9
Effect of changes in the tax status	—	(0.7)	—
Effective income tax rate	13.4	10.9	16.2

Summary of net operating loss carry forwards

As of December 31, 2012, certain entities of the Group had net operating tax loss carry forwards as follows (in thousands):

RMB
Loss expiring in 2013	33,733
Loss expiring in 2014	46,233
Loss expiring in 2015	57,569
Loss expiring in 2016	178,583
Loss expiring in 2017	252,783
568,901

Schedule of the tax impact of significant temporary differences between the tax and financial statement bases of assets and liabilities that gave rise to deferred tax assets and liabilities

The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities as of December 31, 2011 and 2012 (in thousands):

	December 31,	December 31,
	2011	2012
	RMB	RMB
Deferred tax assets - Current:
Deferred revenue, primarily for advanced payments from online games customers	66,108	90,555
Accruals	56,364	83,864
	122,472	174,419
Less: valuation allowance	(10,482)	(30,490)
Total	111,990	143,929

Deferred tax assets - Non-current:
Depreciation of fixed assets	2,586	2,215
Impairment of license rights	12,579	7,021
Net operating tax loss carry forward	62,265	119,795
	77,430	129,031
Less: valuation allowance	(74,844)	(126,816)
Total	2,586	2,215

Schedule of movement of the aggregate valuation allowances for deferred assets

The following table sets forth the movement of the aggregate valuation allowances for deferred tax assets for the periods presented (in thousands):

		Provision
	Balance at	(write-back)	Balance at
	January 1	for the year	December 31
	RMB	RMB	RMB
2010	42,330	(23,705)	18,625
2011	18,625	66,701	85,326
2012	85,326	71,980	157,306